LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 71,547		$ 60,561
Weighted average remaining lease term	34 years 9 months 18 days		40 years 8 months 12 days
Real Estate
Lessee, Lease, Description [Line Items]
Right-of-use assets			$ 59,800
Transtar
Lessee, Lease, Description [Line Items]
Right-of-use assets		$ 12,200
Weighted average remaining lease term	5 years 6 months
Transtar | Real Estate
Lessee, Lease, Description [Line Items]
Lease term	43 years
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	2 months
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	41 years